Other Non-Current Assets (Details) € in Millions, $ in Millions	Mar. 29, 2022 USD ($)	Jan. 07, 2022 USD ($)	Jun. 30, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure Of Other Non Current Assets [Line Items]
Other financial assets at fair value through profit or loss			€ 782	€ 902
Pre-funded pension obligations			482	408
Long-term prepaid expenses			249	59
Long-term loans and advances and other non-current receivables			641	485
Derivative financial instruments			6	3
Total			3,312	3,127
Non-current finance lease receivables			184
Non-current finance lease receivables, before discounting			244
Exscientia
Disclosure Of Other Non Current Assets [Line Items]
Upfront payment | $		$ 100
IGM Biosciences, Inc
Disclosure Of Other Non Current Assets [Line Items]
Upfront payment | $	$ 150
Trading equity securities
Disclosure Of Other Non Current Assets [Line Items]
Instruments at fair value through other comprehensive income			797	823
Debt securities
Disclosure Of Other Non Current Assets [Line Items]
Instruments at fair value through other comprehensive income			€ 355	€ 447